Document and Entity Information	Apr. 01, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K (the “Original 8-K”) filed by Reliant Bancorp, Inc. (the “Company”), a Tennessee corporation and the parent of Reliant Bank (“Reliant”), a Tennessee-chartered commercial bank, on April 1, 2020, reporting under Item 2.01 the completion of its previously announced acquisition of First Advantage Bancorp (“First Advantage”), a Tennessee corporation and the parent of First Advantage Bank (“FAB”), a Tennessee-chartered commercial bank, pursuant to the Agreement and Plan of Merger, dated October 22, 2019 (the “Merger Agreement”), by and among the Company, PG Merger Sub, Inc. (“Merger Sub”), a Tennessee corporation and a wholly-owned subsidiary of the Company, and First Advantage. On the terms and subject to the conditions set forth in the Merger Agreement, Merger Sub merged with and into First Advantage (the “Merger”), with First Advantage continuing as the surviving corporation (First Advantage as the surviving entity of the Merger, the “Surviving Company”). Immediately following the Merger and as part of a single integrated transaction, the Surviving Company merged with and into the Company (the “Second Step Merger”), with the Company continuing as the surviving corporation, on the terms and subject to the conditions set forth in the Merger Agreement. Immediately following the Second Step Merger, FAB merged with and into Reliant, with Reliant continuing as the surviving banking corporation. Under Item 9.01 of the Original 8-K, the Company stated that (a) the financial statements required by Item 9.01 would be filed by amendment to the Original 8-K no later than 71 days after the date on which the Original 8-K was required to be filed, and (b) the pro forma financial information required by Item 9.01 would be filed by amendment to the Original 8-K no later than 71 days after the date on which the Original 8-K was required to be filed. Accordingly, this Amendment amends and restates Item 9.01(a) and Item 9.01(b) of the Original 8-K to present certain financial statements of First Advantage and certain pro forma financial information, which are filed as exhibits hereto and are incorporated herein by reference. Except for this Explanatory Note, the filing of the financial statements and the pro forma financial information required by Item 9.01, and the consent of HORNE LLP filed herewith as Exhibit 23.1, there are no changes to the Original 8-K.
Document Period End Date	Apr. 01, 2020
Entity Registrant Name	Reliant Bancorp, Inc.
Entity Incorporation, State or Country Code	TN
Entity File Number	001-37391
Entity Tax Identification Number	37-1641316
Entity Address, Address Line One	1736 Carothers Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	615
Local Phone Number	221-2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001606440
Title of 12(b) Security	Common Stock, $1.00 par value per share
Trading Symbol	RBNC
Security Exchange Name	NASDAQ